GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 33,311
Impairment (note 5.3)	204	$ 116	$ 1,038
Property, plant and equipment including right-of-use assets ending balance	41,041	33,311
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	57,493	59,462
Additions	4,428	4,556
Acquisitions through business combinations (note 2.2.4)	3,339	54
Foreign exchange differences	8,043	(6,321)
Disposals	(237)	(629)
Divestments (note 2.3)	(563)
Transfer to assets held for sale (note 2.3)	(70)
Other movements	(60)	371
Property, plant and equipment including right-of-use assets ending balance	72,373	57,493	59,462
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(24,182)	(25,806)
Foreign exchange differences	(5,268)	3,734
Disposals	195	465
Transfer to assets held for sale (note 2.3)	65
Other movements	254	66
Depreciation charge for the year	2,816	2,525
Impairment (note 5.3)	143	116
Property, plant and equipment including right-of-use assets ending balance	(31,332)	(24,182)	(25,806)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,240
Property, plant and equipment including right-of-use assets ending balance	1,379	1,240
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,236	2,272
Additions	226	209
Acquisitions through business combinations (note 2.2.4)	48	0
Foreign exchange differences	223	(151)
Disposals	0	0
Divestments (note 2.3)	0
Transfer to assets held for sale (note 2.3)	0
Other movements	(109)	(94)
Property, plant and equipment including right-of-use assets ending balance	2,624	2,236	2,272
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(996)	(928)
Foreign exchange differences	(91)	71
Disposals	0	0
Transfer to assets held for sale (note 2.3)	0
Other movements	82	88
Depreciation charge for the year	240	227
Impairment (note 5.3)	0	0
Property, plant and equipment including right-of-use assets ending balance	(1,245)	(996)	(928)
Land, buildings and Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	(15)
Land, buildings and Improvements | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	14
Land, buildings and Improvements | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	6,503
Property, plant and equipment including right-of-use assets ending balance	8,161	6,503
Land, buildings and Improvements | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	10,049	10,850
Additions	36	43
Acquisitions through business combinations (note 2.2.4)	299	36
Foreign exchange differences	1,538	(1,163)
Disposals	(29)	(82)
Divestments (note 2.3)	(173)
Other movements	1,075	365
Property, plant and equipment including right-of-use assets ending balance	12,780	10,049	10,850
Land, buildings and Improvements | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(3,546)	(3,819)
Foreign exchange differences	(915)	573
Disposals	23	34
Other movements	6	(5)
Depreciation charge for the year	334	314
Impairment (note 5.3)	40	15
Property, plant and equipment including right-of-use assets ending balance	(4,619)	(3,546)	(3,819)
Machinery, equipment and others
Reconciliation of changes in property, plant and equipment [abstract]
Biological assets	140	74
Bearer plants	62	47
Machinery, equipment and others | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	(37)
Machinery, equipment and others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	33
Machinery, equipment and others | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	16,810
Property, plant and equipment including right-of-use assets ending balance	21,922	16,810
Machinery, equipment and others | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	33,453	35,965
Additions	284	243
Acquisitions through business combinations (note 2.2.4)	1,159	18
Foreign exchange differences	5,756	(4,462)
Disposals	(208)	(470)
Divestments (note 2.3)	(379)
Other movements	4,204	2,159
Property, plant and equipment including right-of-use assets ending balance	44,232	33,453	35,965
Machinery, equipment and others | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(16,643)	(18,152)
Foreign exchange differences	(4,236)	3,034
Disposals	172	431
Other movements	99	(23)
Depreciation charge for the year	2,040	1,884
Impairment (note 5.3)	74	49
Property, plant and equipment including right-of-use assets ending balance	(22,310)	(16,643)	(18,152)
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	(18)
Construction in progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	18
Construction in progress | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	7,253
Property, plant and equipment including right-of-use assets ending balance	7,445	7,253
Construction in progress | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	8,353	7,343
Additions	3,882	3,854
Acquisitions through business combinations (note 2.2.4)	1,833	0
Foreign exchange differences	498	(500)
Disposals	0	(77)
Divestments (note 2.3)	(11)
Other movements	(5,969)	(2,267)
Property, plant and equipment including right-of-use assets ending balance	8,568	8,353	7,343
Construction in progress | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,100)	(1,083)
Foreign exchange differences	(16)	18
Disposals	0	0
Other movements	31	17
Depreciation charge for the year	38	0
Impairment (note 5.3)	29	52
Property, plant and equipment including right-of-use assets ending balance	(1,123)	(1,100)	(1,083)
Mining Assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	0
Mining Assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Transfer to assets held for sale (note 2.3)	0
Mining Assets | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,505
Property, plant and equipment including right-of-use assets ending balance	2,134	1,505
Mining Assets | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,402	3,032
Additions	0	207
Acquisitions through business combinations (note 2.2.4)	0	0
Foreign exchange differences	28	(45)
Disposals	0	0
Divestments (note 2.3)	0
Other movements	739	208
Property, plant and equipment including right-of-use assets ending balance	4,169	3,402	3,032
Mining Assets | Property, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,897)	(1,824)
Foreign exchange differences	(10)	38
Disposals	0	0
Other movements	36	(11)
Depreciation charge for the year	164	100
Impairment (note 5.3)	0	0
Property, plant and equipment including right-of-use assets ending balance	$ (2,035)	$ (1,897)	$ (1,824)